LOANS RECEIVABLE (Loans Receivable Portfolio) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 3,656
Provision	80	3,656
Write offs	0	0
Ending balance	3,736	3,656
Ending balance: individually evaluated for impairment	541	577
Ending balance: collectively evaluated for impairment	3,195	3,079
Loans Of which individually evaluated for impairment
Loans Of which collectively evaluated for impairment	57,940	312,039
Personal [Member]
Beginning balance	3,656
Provision	80	3,656
Write offs	0	0
Ending balance	3,736	3,656
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	3,195	3,079
Loans Of which individually evaluated for impairment
Loans Of which collectively evaluated for impairment	$ 57,940	$ 312,039